Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	June 30, 2025	December 31, 2024
Guarantee deposits	$1,782,139	$1,432,177
Others	70,191	62,563
	$1,852,330	$1,494,740